REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2026
REVENUE FROM CONTRACTS WITH CUSTOMERS
Schedule of disaggregated revenues

	Six Months Ended
	June 30,
	2025	2026
Room revenues	5,249	5,072
Food and beverage revenues	637	639
Others	304	272
Leased and owned hotels revenues	6,190	5,983
Central reservation system usage fees, other system maintenance and support fees	1,931	2,394
On-going management and service/royalty fees	1,792	2,147
Reimbursements for hotel manager fees	1,029	1,275
Initial one-time license/franchise fee	78	80
Other fees	534	696
Manachised and franchised hotels revenues	5,364	6,592
Other revenues	267	542
Total revenues	11,821	13,117

Schedule of contract balances

	As of
	December 31,	June 30,
	2025	2026
Current contract liabilities	1,823	2,004
Long-term contract liabilities	1,602	1,674
Total contract liabilities	3,425	3,678